August 22, 2011

VIA EDGAR AND OVERNIGHT MAIL

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street N.E.

Washington, D.C. 20549

Attention:	Mr. John Krug Mr. Jeffrey Riedler Ms. Jennifer Riegel Mr. Don Abbott Ms. Sasha Parikh

Re:	Trimeris, Inc.
Registration Statement on Form S-4 (File No. 333-175512)
Amendment No. 1

Dear Mr. Krug, Mr. Riedler, Ms. Riegel, Ms. Parikh and Mr. Abbott:

Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended (the “Securities Act”), on behalf of our client, Trimeris, Inc. (the “Company”), is Amendment No. 1 (“Amendment No. 1”) amending the Company’s Registration Statement on Form S-4 filed with the United States Securities and Exchange Commission (the “Commission”) on July 13, 2011 (the “Initial Registration Statement”). Amendment No. 1 is marked to show changes from the Initial Registration Statement. The Initial Registration Statement, as amended by Amendment No. 1 and all future amendments, is referred to herein as the “Registration Statement.”

Amendment No. 1 is also being filed in response to comments received from the staff of the Commission (the “Staff”) by letter dated August 9, 2011 with respect to the Initial Registration Statement. The numbering of the paragraphs below corresponds to the numbering in the comment letter, the text of which we have incorporated into this response letter for convenience. Page references in the text of this response letter correspond to the page numbers of Amendment No. 1.

Staff Comments and Company Responses

Form S-4

General

1.	Please note that you are required to file with the Commission any written instructions, scripts, and outlines that will be used by any person that solicits proxies on behalf of the company through personal interview, telephone, or telegram and all other soliciting material that will be furnished to security holders of either company.

August 22, 2011

The Company acknowledges that it is required to file with the Commission any written instructions, scripts, and outlines that will be used by any person that solicits proxies on behalf of the Company through personal interview, telephone, or telegram and all other soliciting material that will be furnished to security holders of either the Company or Synageva BioPharma Corp. (“Synageva”). Since the announcement of the merger with Synageva on June 13, 2011, the Company has filed with the Commission three press releases, one on each of June 23, 2011, July 18, 2011, and August 12, 2011, and two investor presentations, one on July 20, 2011 and the other on July 27, 2011.

2.	Please note that where we provide examples to illustrate what we mean by our comments, they are examples and not complete lists. If our comments are applicable to portions of the filing that are not cited as examples, please make the appropriate changes in accordance with our comments.

The Company acknowledges that where the Staff provides examples to illustrate its comments, they are examples and not complete lists. To the extent applicable, the Company has revised the disclosure in Amendment No. 1 in response to the Staff’s comments.

3.	Please tell us what consideration has been given to filing the material agreements of Synageva BioPharma Corp. as exhibits to this registration statement. If you have concluded that these agreements need not be filed at this time, please provide your analysis and tell us which agreements will be filed after the merger and when you will file them. See Regulation S-K CDI 246.08. We may have additional comments.

The Company acknowledges the Staff’s comment and advises the Staff that it considered whether to file the material agreements of Synageva as exhibits to the Registration Statement pursuant to Item 601 of Regulation S-K and concluded that it is not required to file such agreements with the Registration Statement because, as of the date of effectiveness of the Registration Statement, the Company will not be a party to such agreements, will not have succeeded as a party to such agreements by assumption or assignment, and will not have a beneficial interest in such agreements as required by Item 601(10)(a) of Regulation S-K. Additionally, the Company believed the guidance provided by Regulation S-K CDI 246.08 was not applicable to the transaction described in the Registration Statement because the guidance was limited to stock-for-assets acquisitions.

The Company expects to file the following material agreements of Synageva as exhibits to the first periodic report filed by the combined company subsequent to the completion of the merger:

•	Amended and Restated License Agreement, between Synageva (f/k/a Avigenics, Inc.) and the University of Georgia Research Foundation, Inc., dated April 5, 2007;

•	Exclusive Patent License Agreement, between Synageva and the University of Minnesota, dated May 13, 2009;

August 22, 2011

•	Non-Exclusive Sublicense Agreement, between Synageva (f/k/a AviGenics, Inc.) and Pangenix, dated April 1, 2003;

•	Biopharmaceutical Services Agreement, between Synageva and Cytovance Biologics LLC, dated December 20, 2010;

•	Rental Agreement, between Synageva and the Board of Regents of the University System of Georgia, dated July 1, 2010 (111 Riverbend Road);

•	Lease, between Synageva and One Ledgemont LLC, dated April 8, 2010;

•	Warrant to Purchase Stock of AviGenics, Inc. (n/k/a Synageva) issued to Silicon Valley Bank, dated March 31, 2008;

•	Warrant to Purchase Stock of AviGenics, Inc. (n/k/a Synageva) issued to Oxford Financing Corporation, dated March 31, 2008;

•	Employment Agreement, between Synageva and Sanj K. Patel, dated May 9, 2008;

•	Offer letter, between Synageva and Carsten Boess, dated April 5, 2011;

•	Offer letter, between Synageva and Anthony Quinn, dated July 28, 2009;

•	Offer letter, between Synageva and Eric Grinstead, dated June 22, 2009;

•	1996 Stock Option Plan of Avigenics, Inc. (n/k/a Synageva);

•	Form of Stock Option Agreement for grants under the 1996 Stock Option Plan;

•	Synageva BioPharma Corp. 2005 Stock Option Plan;

•	Form of Stock Option Agreement for grants under the 2005 Stock Option Plan; and

•	Form of Indemnification Agreement between Synageva and the following:

•	Felix Baker

•	James Tullis

•	Mark Goldberg

•	Robyn Samuels

•	Sanj K. Patel

•	Srinivas Akkaraju

•	Stephen Biggar

•	Thomas Malley

•	Anthony Quinn

August 22, 2011

•	Chris Heberlig

•	Eric Grinstead

•	Carsten Boess

Questions and Answers About the Merger

The Trimeris Special Meeting and the Synageva Special Meeting, page 1

4.	Please include a separate question and answer discussion what steps the parties took to alleviate any potential conflicts of interest. To the extent no steps were taken, please disclose the reason for not taking such steps.

In response to the Staff’s comment, the Company has included a separate question and answer discussion beginning on page 3 of Amendment No. 1 regarding what steps the parties took to alleviate any potential conflicts of interest.

Summary

The Companies, page 11

5.	Please expand the description of Trimeris to clearly explain that the company has no manufacturing, sales, marketing or distribution capability, and has not staffed a research and development function since 2008.

In response to the Staff’s comment, the Company has expanded the description of Trimeris on pages 11 and 126 of Amendment No. 1 to clarify that the Company has no manufacturing, sales, marketing or distribution capability, and has not staffed a research and development function since 2008.

6.	Please expand the discussion of Synageva to clarify the company does not have any commercially available products and disclose that you have recently commenced two Phase I/II clinical trials for SBC-102. In addition, please define the terms “orphan designation” and “fast track designation.”

In response to the Staff’s comment, the Company has revised the disclosure on pages 11 and 12 of Amendment No. 1 to disclose that Synageva has recently commenced clinical trials and to define “orphan designation” and “fast track designation.” The Company has also added disclosure on pages 12 and 197 of Amendment No. 1 to clarify that Synageva is not currently commercializing any products.

Treatment of Synageva Stock Options and Warrants, page 13

7.	Please revise to disclose the number of shares of Synageva common stock underlying the outstanding stock options, warrants and other rights to purchase or acquire the capital stock of Synageva outstanding prior to the merger.

In response to the Staff’s comment, the Company has revised the disclosure on page 13 of Amendment No. 1 to disclose the number of shares of Synageva common stock underlying outstanding stock options, warrants and other rights to purchase or acquire the capital stock of Synageva.

August 22, 2011

Interests of Directors and Executive Officers in the Merger, page 14

8.	Please expand your disclosure here and on page 33 briefly summarize and quantify the conflicts or differing interests of each of the directors and executive officers of each company as compared to those of the respective stockholders of that company. For example,

•

For the executive officers and directors of Trimeris, please disclose the percentage of ownership by Dr. Baker and Mr. Baker after the merger, the amount of cash and other severance to which Dr. Mattingly and Mr. Thomas will become entitled following the merger and number of shares and aggregate value of those shares that will be subject to accelerated vesting.

•

For the executive officers and directors of Synageva, please disclose the approximate percent of shares of the combined company that each officer and director will hold and have options to acquire following the merger and the aggregate amount of the salaries of the executive officers of the combined company following the merger.

In response to the Staff’s comment, the Company has expanded the discussion on pages 15, 16, 36 and 37 of Amendment No. 1 to summarize and quantify the conflicts or differing interests of each of the directors and executive officers of Trimeris and Synageva as compared to those of their respective stockholders.

Conditions to the Completion of the Merger, page 17

9.	Please revise the discussion to indicate which of the conditions can be waived. For example, is the effectiveness of the registration statement or an event or development that has a material adverse effect on either party a condition that can be waived?

In response to the Staff’s comment, the Company has revised the disclosure on pages 18, 19 and 119 of Amendment No. 1 to indicate which of the conditions to the completion of the merger may be waived.

Risk Factors, page 20

10.	Please expand your disclosure to identify some of the key risks relating to the merger.

In response to the Staff’s comment, the Company has expanded the disclosure on page 21 of Amendment No. 1 to identify some of the key risks relating to the merger.

Comparative Historical and Unaudited Pro Forma Per Share Data, page 27

11.	It appears that the Synageva pro forma equivalent data is based on its percentage of ownership of the combined company. Tell us how this calculation complies with the Instructions to paragraphs (e) and (f) to Item 3 of Form S-4 to calculate the equivalent pro forma per share amounts for one share of the company being acquired by multiplying the per share amounts by the exchange ratio.

August 22, 2011

In response to the Staff’s comment and based on telephone conversations with the Staff, the Company has revised the disclosure on page 28 of Amendment No. 1 to calculate the equivalent pro forma per share amounts for one share of Synageva by multiplying the per share amounts of the combined company pro forma data by the exchange ratio.

Additionally, the Company respectfully submits that it believes the calculations resulting from the application of the Instructions to paragraph (e) and (f) to Item 3 of Form S-4 do not appropriately reflect the pro forma equivalent data for Synageva. The exchange ratio under the merger agreement is designed to achieve a 75% - 25% ownership of the combined company between Synageva stockholders and the Company’s stockholders, respectively, which ownership percentages represent the value attributable to Synageva and the Company, respectively. Given that Synageva is a loss corporation, multiplying the combined company pro forma data by the assumed exchange ratio of 2.091 results in Synageva’s pro forma equivalent being inconsistent with its historical data. Accordingly, the Company believes that a more accurate reflection of Synageva’s pro forma equivalent data is achieved by applying the post-closing ownership percentages of the combined company. Therefore, the Company has included a footnote to the table set forth on page 28 of Amendment No. 1 reflecting the calculations resulting from the application of the percentage of ownership of the combined company expected to be held by the current Synageva stockholders as of immediately following the completion of the merger.

Market Price Data and Dividend Information, page 28

12.	Please revise your disclosure to indicate the effect of the transaction on the amount and percentage of beneficial holdings of each of the greater than five percent beneficial holders, each director and nominee and all directors and officers as a group, and Trimeris’ present commitments to these holders. See Item 201(b)(2) of Regulation S-K.

In response to the Staff’s comment, the Company has revised the disclosure on pages 29 through 31 of Amendment No. 1 to indicate the effect of the transaction on the amount and percentage of beneficial holdings of each of the greater than five percent beneficial holders, each director and all directors and officers as a group, and to indicate that the Company has no present commitments to these holders with respect to the issuance of shares of the Company’s common stock, other than in connection with the merger and to satisfy obligations under outstanding options to purchase the Company’s common stock.

Cautionary Statement Regarding Forward-Looking Statement, page 30

13.	We note the statement that the proxy statement/prospectus includes forward-looking statements within the meaning of the safe harbor provisions of the U.S. Private Securities Litigation Reform Act of 1995. As Synageva is not currently a U.S. reporting company, Synageva is not eligible for the safe harbor. Please revise to clarify that the safe harbor does not apply to forward-looking statements relating to Synageva.

August 22, 2011

In response to the Staff’s comment, the Company has revised the statement regarding forward-looking statements under the U.S. Private Securities Litigation Reform Act of 1995 on page 33 of Amendment No. 1 to clarify that the safe harbor does not apply to forward-looking statements relating to Synageva.

14.	In this section and on page 39, you reference risks described in Trimeris’ Annual Report on Form 10-K for the fiscal year ended December 31, 2010 and in subsequent reports on Forms 10-Q and 8-K and other filings made with the SEC by Trimeris. Please revise your disclosure here and on page 39 to remove the references to risks described in other filings and expand your disclosure in this registration statement to include a full and complete discussion of the material risks.

In response to the Staff’s comment, the Company has revised its disclosure on pages 33 and 44 of Amendment No. 1 to remove references to risks described in other filings. The Company respectfully advises the Staff that the Registration Statement contains a full and complete discussion of the material risks and expanded disclosure is not required, except as otherwise set forth herein and in Amendment No. 1 in response to specific comments received from the Staff.

Risk Factors

“The failure to integrate successfully the businesses of Trimeris and Synageva...,” page 35

15.	We note Trimeris has no manufacturing, sales or research and development operations. We also note Trimeris currently leases 250 square feet of office space, has three employees none of whom are technical scientific staff, and that apparently none of Trimeris’ personnel will continue employment with the company subsequent to the merger. Please expand the discussion to describe why you consider the integration of the two companies will be complex.

In response to the Staff’s comment, the Company has deleted the disclosure on page 39 of Amendment No. 1 which stated that “The integration of the two companies will be complex.”

“The Merger will result in changes to the Trimeris board of directors...,” page 35

16.	We note the statement that the composition of the board after the merger “may affect the business strategy and operating decisions of the combined company....” We also note your discussion in the sections describing the background and reasons for the merger. Please expand the discussion to clarify whether you anticipate a business strategy and operating decisions that differ materially from that described in the aforementioned sections. If so, please expand the discussion to address the nature of and reasons for these possible changes.

In response to the Staff’s comment, the Company has expanded the discussion on page 39 of Amendment No. 1 to clarify whether it anticipates a business strategy and operating decisions that differ materially from that described in the background and reasons for the merger sections and to address the nature of and reasons for these possible changes.

August 22, 2011

“If the combined company is unable to retain and recruit qualified scientists and advisors....,” page 36

17.	Please state whether Synageva maintains employment contracts with its key personnel and disclose the term and termination provisions of these agreements, if applicable.

In response to the Staff’s comment, the Company has revised the disclosure on page 40 of Amendment No. 1 to state whether Synageva maintains employment contracts with its key personnel and to disclose the term and termination provisions of these agreements, as applicable. In addition, the Company has revised the disclosure on pages 214 through 216 of Amendment No. 1 to disclose the termination provisions of these agreements.

18.	To the extent Synageva has experienced difficulties attracting and retaining key personnel, please revise the discussion to address these difficulties. Also, please disclose whether any key personnel have plans to retire or leave Synageva or the combined company in the near future.

In response to the Staff’s comment, the Company has revised the disclosure on page 40 of Amendment No. 1 to address whether Synageva has experienced difficulties attracting and retaining key personnel and to disclose whether any key personnel have plans to retire or leave Synageva or the combined company in the near future.

“The success of the combined company will depend in part on relationships with third parties...,” page 36

19.	We note that one of the risks you face is the ability to maintain and renew existing relationships. If any such third parties have indicated intent to cancel agreements or arrangements due to the merger, please provide disclosure about this situation. Additionally, if any of Trimeris’ material agreements include provisions allowing the other party to terminate an agreement upon a change in control, please disclose this information along with the identity of the other party, the nature of the agreement, and the effect any such termination may have on your business.

The Company respectfully advises the Staff that no third parties of either the Company or Synageva have indicated any intent to cancel agreements or arrangements due to the merger. Additionally, the Company advises the Staff that Trimeris’ material agreements do not include provisions allowing the other party to terminate an agreement upon a change in control.

“Trimeris depends on patents and proprietary rights...,” page 42

20.	To the extent Synageva has experienced difficulties concerning patent infringement or other patent risks described in this risk factor, please revise the discussion to address these difficulties. For example, please expand your risk factor to describe the litigation and subsequent settlement with Novartis.

August 22, 2011

In response to the Staff’s comment, the Company has revised the discussion on pages 47 through 48 of Amendment No. 1 to add a risk factor addressing difficulties concerning patent infringement or other patent risks, including a description of the litigation and subsequent settlement with Novartis.

“Trimeris’ quarterly operating results are subject to fluctuations...,” page 44

21.	As a bullet point in this risk factor you disclose that the recent changes in the terms of Trimeris’ relationship with Roche is a factor in the fluctuations of Trimeris’ operating results. Given Trimeris’ dependence on this relationship, please consider whether the risk of additional changes in the terms of this relationship should be separately addressed in a new risk factor.

The Company respectfully advises the Staff that it has considered whether the risk of additional changes in the terms of this relationship should be separately addressed in a new risk factor and believes that this issue is adequately addressed in the second risk factor entitled “Trimeris is entirely dependent on Roche for the manufacture, sale, marketing, and distribution of FUZEON” under the heading “Risks Related to Trimeris” and elsewhere in the Registration Statement, including under the section entitled “Trimeris’ Business”. Accordingly, the Company does not believe that a new risk factor related to the Company’s relationship with Roche is necessary.

“Synageva is largely dependent on the success of its leading product candidate, SBC-102...,” page 45

22.	Please expand your risk factor to disclose that Synageva is currently conducting two Phase I/II clinical trials for SBC-102.

In response to the Staff’s comment, the Company has revised the risk factor on page 50 of Amendment No. 1 to disclose that Synageva is currently conducting two Phase I/II clinical trials for SBC-102.

23.	Please expand your disclosure throughout the registration statement to disclose the specific date in which each of the trials commenced.

In response to the Staff’s comment, the Company has revised the disclosure on pages 12, 50, 128, 180, 182 and 187 of Amendment No. 1 to identify the date on which Synageva began enrolling patients in each of its trials.

“Synageva may find it difficult to enroll patients in its clinical trials,” page 47

24.	We note that Synageva is developing products to treat rare diseases. Please expand the discussion to indicate the number of eligible patients you need to participate in each clinical trial required by the FDA and the number of eligible patients you have enrolled in each to date.

In response to the Staff’s comment, the Company has revised the disclosure on pages 52 and 187 of Amendment No. 1 to describe the enrollment in clinical trials currently being conducted by Synageva.

August 22, 2011

“If Synageva preclinical studies do not produce positive results...,” page 47

25.	If you are aware of any adverse effects, please identify them in this section or consider including a separate risk factor discussing the adverse effects.

The Company acknowledges the Staff’s comment and advises the Staff that to date no serious adverse events related to administration of SBC-102 and no infusion related reactions have been reported in clinical studies or from compassionate use.

“Synageva has not obtained marketing approval...,” page 48

26.	Please expand the discussion to quantify the amount of time that may be required to complete your clinical trials for SBC-102. In this regard, we note you do not anticipate generating any revenue from the direct sale of products for several years, if ever.

The Company acknowledges the Staff’s comment and advises the Staff that given the stage of development of Synageva’s product candidates and the unpredictability of the timing and results in conducting clinical trials described in this and other risk factors, neither the Company nor Synageva can quantify the amount of time required to complete clinical trials for SBC-102. Furthermore, the Company believes that an estimate of such amount of time would be misleading to stockholders based on the inherent uncertainty in such an estimate.

“Synageva is exposed to product liability and preclinical and clinical liability risks...,” page 50

27.	Please expand the discussion to indicate whether you currently carry product liability insurance and the extent of such coverage. In addition, please disclose the cost of such coverage, if material.

In response to the Staff’s comment, the Company has revised the risk factor beginning on page 54 of Amendment No. 1 to describe Synageva’s product liability insurance. Additionally, the Company advises the Staff that the cost of such product liability insurance is not material.

“Synageva is dependent on certain license relationships.” page 53

28.	Please expand your disclosure in this risk factor to identify the third parties and licensed technology that is critical to Synageva’s business.

In response to the Staff’s comment, the Company has revised the risk factor on page 58 of Amendment No. 1 to identify the third parties and licensed technology that is critical to Synageva’s business.

“Synageva will be dependent on orphan drug status to commercialize SBC-102.” page 53

29.	Please revise the heading of this risk factor to also discuss the risk that another company may receive marking approval for the same indication prior to Synageva.

August 22, 2011

In response to the Staff’s comment, the Company has revised the heading of the risk factor on page 58 of Amendment No. 1 to also discuss the risk that another company may receive marketing approval for the same indication prior to Synageva.

“Synageva may be unable to raise the substantial additional capital it will need...,” page 53

30.	Please expand the discussion to quantify the amount of additional financing you expect the combined company will need, when you expect you will need the additional financing and the stage of development you expect these funds to achieve. In addition, please clarify whether your estimate of the length of time your current resources will last include the funds available to you as a result of the proposed merger.

In response to the Staff’s comment, the Company has revised the risk factor on page 58 of Amendment No. 1 and added a new risk factor on page 41 related to the resources of the combined company. Additionally, the Company acknowledges the Staff’s comment about quantifying the amount of additional financing required by Synageva and the combined company and advises the Staff that given the early stage of development of Synageva’s product candidates and the unpredictability of clinical trials for SBC-102 and other product candidates, neither Synageva nor the Company is able to meaningfully quantify the amount of additional financing required for either Synageva or the combined company to reach profitability. Furthermore, the Company believes that an estimate of additional financing required would be misleading to stockholders based on the inherent uncertainty in such an estimate.

The Merger

What Synageva Stockholders Will Receive in the Merger, page 55

31.	Please expand your disclosure in this section to disclose how the Exchange Ratio is calculated.

In response to the Staff’s comment, the Company has expanded the discussion on page 60 of Amendment No. 1 to disclose how the Exchange Ratio is calculated.

Background of the Merger, page 57

32.	You disclose that on September 23, 2010, after almost three years of litigation, Trimeris and Roche entered into a settlement agreement with Novartis resolving the litigation over FUZEON. Please file a copy of this agreement pursuant to Item 601(b)(10) of Regulation S-K. Alternatively, please provide us with your analysis as to why you are not required to file this agreement.

The Company respectfully advises the Staff that it believes it is not required to file the settlement agreement with Novartis as an exhibit to the Registration Statement, as such agreement is not material to the Company’s business.

When the litigation settlement agreement with Novartis was entered into, the Company assessed the materiality of the agreement and concluded that the agreement was not material to the Company’s business or financial condition. Item 1.01 of Form 8-K requires a registrant to disclose any “material definitive agreement not made in the ordinary course of business of the registrant,”

August 22, 2011

and any such material agreements are then required to be filed as exhibits to the relevant Form 8-K or a subsequent Form 10-Q or Form 10-K pursuant to Item 601(b)(10) of Regulation S-K. Therefore, because the Company had concluded that the settlement agreement was not material, the Company also concluded that it was not required to disclose such agreement under Form 8-K Item 1.01 or file the agreement as an exhibit to the Form 8-K filed by the Company with the Commission on September 27, 2010.

Similar to the Item 1.01 disclosure standard, Item 601(b)(10)(i) of Regulation S-K requires a registrant to file any “contract not made in the ordinary course of business which is material to the registrant.” In connection with filing the Initial Registration Statement, the Company reassessed the materiality of the settlement agreement with Novartis and reaffirmed its conclusion that the agreement is not material to its business and that the agreement is not required to be filed as an exhibit to the Form S-4 under Item 601(b)(10) of Regulation S-K.

The Company further advises the Staff that it concluded that the terms and effect of the Letter Agreement, dated September 23, 2010, between the Company and F. Hoffmann La-Roche Ltd., which was executed in connection with entering into the Novartis settlement agreement, were material to the Company because such letter agreement resulted in the reversal of a liability and the recognition of $18.7 million of income. Accordingly, the Company disclosed the letter agreement under Item 1.01 and filed it as an exhibit to the Form 8-K filed by the Company with the Commission on September 27, 2010 and included it as an exhibit to the Registration Statement.

33.	We note the establishment of the Trimeris Special Committee on March 10, 2011 to consider strategic and other alternatives the company might pursue to increase stockholder value. Please expand the discussion to describe the review and evaluation conducted by the Special Committee with respect to each of the alternatives you have described and indicate the reasons the Special Committee determined the merger with Synageva was the best value for the Trimeris shareholders and why the other alternatives were ultimately rejected.

The Company respectfully advises the Staff that the entire “Background of the Merger” section, beginning with the March 10, 2011 meeting of the Trimeris Special Committee (beginning on page 67 of Amendment No. 1), describes in detail the review and evaluation conducted by the Trimeris Special Committee with respect to each of the different alternatives considered. For example, the Trimeris Special Committee meetings held on March 27, 2011, April 1, 2011, April 15, 2011, April 27, 2011, May 3, 2011, May 4, 2011, May 12, 2011, and May 30, 2011, each describe the review and evaluation the Trimeris Special Committee undertook with respect to a strategic merger with another operating company. The Trimeris Special Committee meeting held on May 30, 2011 and the Trimeris board of directors meeting held on June 1, 2011 describe the evaluation and review undertaken by the Trimeris Special Committee (and the members of the Trimeris Special Committee in their capacity as members of the Trimeris board of directors) in considering the alternatives of (i) continuing Trimeris as a stand-alone, publicly traded company, and (ii) liquidating Trimeris. The Company also refers the Staff to the section entitled “Recommendations of the Trimeris Board of Directors and its Reasons for the Merger” beginning on page 76 of Amendment No. 1 which sets forth the reasons for the merger, including that the merger would create more value for the Company’s stockholders than continuing to operate the company as an ongoing, stand-alone,

August 22, 2011

publicly traded company, and the significant costs of liquidating the Company and the operational challenges of maintaining a liquidating trust to administer any royalty payments the Company may receive from Roche for the sale of FUZEON.

In addition, and in response to the Staff’s comment, the Company has expanded the discussion on pages 69, 74 and 75 of Amendment No. 1 to set forth why the other alternatives to the merger with Synageva were ultimately rejected.

34.	Please expand the discussion to provide the information requested by Item 1015(b) of Regulation M-A, including more specific descriptions of the information discussed at the meetings and any material relationship between the respective companies and outside parties. See Item 4(b) of Form S-4.

The Company respectfully advises the Staff that the reports of the technical advisors engaged by the Company focused specifically on discrete areas of the development programs of each bidder, were not material to the Trimeris Special Committee’s evaluation of each bidder, and did not relate to the consideration or the fairness of the exchange ratio to Trimeris stockholders. In addition, during the past two years, there have been no material relationships between the technical advisors engaged by Trimeris to undertake scientific due diligence with respect to certain of the potential bidders.

35.	If one of the alternatives considered was liquidation, please expand the discussion to provide the estimated liquidation value and the components used for this calculation.

In response to the Staff’s comment, the Company has expanded the discussion on page 75 of Amendment No. 1 to provide the estimated liquidation value and the components used for such calculation.

36.	Please expand the description of the electronic data rooms created by Trimeris and Synageva that was available to interested companies. For example, what information was in the data room? To whom was the data room made available and how many companies viewed the data room?

In response to the Staff’s comment, the Company has expanded the description on page 67 of Amendment No. 1 regarding the electronic data rooms created by the Company and Synageva that were available to interested companies.

37.	We note the reference to the March 27, 2011 meeting between MTS Health Partners and the Special Committee. We also note that MTS eliminated from the list of potential candidates, at the request of the Special Committee, companies with a market valuation of less than $25 million and companies whose lead product programs were in clinical trials earlier than Phase II. Since Synageva does not appear to satisfy either of these criteria established by the Special Committee, please expand the discussion to explain why the Special Committee changed its criteria. In addition, please discuss whether and the extent to which the Special Committee reconsidered other companies that did not satisfy its original selection criteria.

August 22, 2011

The Company respectfully advises the Staff that the Trimeris Special Committee did not change its criteria from that referenced in the Registration Statement. However, in response to the Staff’s comment, the Company has expanded the discussion on page 69 of Amendment No. 1 to indicate why Synageva was not eliminated from consideration as a potential candidate for a strategic transaction. Additionally, the Company advises the Staff that because the Trimeris Special Committee did not change its criteria, it also did not reconsider other companies that did not satisfy the original selection criteria.

38.	Please expand the discussion concerning the potential transactions with Companies A, B, C and D to indicate the cash resources then available to each company and the percentage ownership Trimeris’ shareholders may have held in the combined companies. In addition, please provide the valuations submitted by these companies relative to each respective company and for Trimeris.

The Company respectfully advises the Staff that the information related to potential transactions with Company A, Company B, Company C and Company D set forth in the section entitled “Background of the Merger” contains all the material information related to the potential transactions with each of these companies. The potential transactions with such companies did not materialize due to the several reasons noted in that section. As such, the information related to these potential transactions was all preliminary, including the possible valuations of Trimeris and each of the companies in the potential transactions, the terms of the potential transaction, and the amount of cash of the combined company after completion of the potential transaction.

For example, the Company notes that during the course of discussions, Company A made a preliminary expression of interest implying a valuation for it of approximately $382 million and did not provide a valuation of Trimeris, Company B made a preliminary expression of interest implying a valuation for it of approximately $110-200 million and did not provide a valuation of Trimeris, Company C made a preliminary expression of interest implying a valuation for it of approximately $140-160 million and did not provide a valuation of Trimeris, and Company D made a preliminary expression of interest implying a valuation for it of approximately $76 million and did not provide a valuation of Trimeris. Each of these expressions of interest was delivered on a preliminary basis and prior to completion of any due diligence by either company related to the other.

As a result of the preliminary nature of all of this information, the Company believes that presentation of this information would not be helpful to stockholders of Trimeris and may in fact be misleading to them.

39.	Please expand the discussion to disclose the ownership ratio included in the merger agreements provided to Synageva and Company B on May 13, 2011.

The Company respectfully advises the Staff that the merger agreements provided to Synageva and Company B on May 13, 2011 did not include specific ownership ratios, as such agreements were initial drafts and the respective parties had not yet begun negotiations with respect to such ratios.

August 22, 2011

40.	To the extent the parties exchanged projections, forecasts or other non-public information during this time, please provide us with a supplemental copy of this information, revise your document to describe the information that was exchanged and consider whether the information should be filed. If you believe the information is not material and therefore not required to be filed, please provide an analysis supporting your determination.

The Company acknowledges the Staff’s comment and advises the Staff that the Company and Synageva exchanged financial projections as part of their respective due diligence processes; however, the Company believes that the projections for both itself and Synageva are not material to the decision of stockholders and are therefore not required to be disclosed in the Registration Statement.

With respect to Synageva’s projections in the form provided to the Company, based on the stage of development of Synageva’s product candidates, the uncertainty of success of its clinical trials for SBC-102 (or any other products under development), the inherent difficulties in identifying patients with LAL Deficiency, and the challenges with achieving successful commercialization of any of Synageva’s products, the Company recognized that the projections provided by Synageva were highly speculative regarding the future revenues of Synageva. While the Company’s board of directors was able to appreciate the speculative nature of Synageva’s projections and the inherent uncertainties in Synageva’s business, the Company believes that stockholders are unlikely to be able to view the projections in the same manner, which ultimately could make such projections misleading to stockholders.

With respect to the Company’s base projections in the form provided to Synageva, the Company respectfully advises the Staff that such projections were one of many factors that the Company considered and the Company placed significantly less materiality on such projections than it did on other factors. Because the Company is completely reliant upon Roche’s sale of FUZEON for its future revenues and has no control over Roche’s efforts in selling FUZEON, the Company believes that the projections for the Company provided to Synageva are extremely difficult to predict and inherently uncertain. Rather, the Company relied principally on several other value indicators for the Company, including pro forma ownership of the combined company, the Company’s then-current trading price and public market valuation of the Company.

Therefore, because the Company did not materially rely on Synageva’s projections provided to the Company or the Company’s projections provided to Synageva, the Company does not believe such projections are required to be disclosed in the Registration Statement. Additionally, disclosing such projections could be confusing and misleading to stockholders and misrepresent the degree of importance the Company placed on the projections shared between the parties.

The Company has supplementally provided a copy of each of Synageva and the Company’s financial projections for the Staff’s review behind Tabs 1 and 2, respectively, in the supplemental binder provided with this letter (the “Supplemental Binder”).

41.	We note the reference to BML Capital Management’s objection to the merger. Please expand the discussion to indicate the reasons for such objection and update the status of this matter as may be necessary.

In response to the Staff’s comment, the Company has expanded the discussion on page 76 of Amendment No. 1 to indicate the reasons for BML’s objection to the merger and has also provided an update as to the status of the BML matter. The Company

August 22, 2011

respectfully advises the Staff that it will update the Company’s beneficial ownership table and other references to BML’s beneficial ownership elsewhere in the Registration Statement to reflect BML’s recent disposition of shares of Trimeris common stock as described in Amendment No. 1 (in response to this comment) in the amendment to the Registration Statement filed immediately prior to the effectiveness thereof.

Opinion of the Financial Advisor to the Special Committee of the Trimeris Board of Directors, page 77

42.	Please revise your disclosure in your second paragraph to clarify that your disclosure summarizes all material terms of MTS Securities’ opinion.

In response to the Staff’s comment, the Company has revised the disclosure in the second paragraph of the section entitled “Opinion of the Financial Advisor to the Special Committee of the Trimeris Board of Directors” on page 82 of Amendment No. 1 to clarify that the disclosure summarizes the material terms of MTS Securities’ opinion.

43.	To the extent MTS Securities prepared briefing materials or other information to be presented to the committee or the board of directors, please file a copy of those briefing materials as exhibits to your registration statement. See Items 4(b) and 21(c) of Form S-4.

The Company respectfully advises the Staff that the briefing materials prepared by MTS Securities that were presented to the Trimeris Special Committee or the Company’s board of directors do not constitute a “report, opinion or appraisal materially related to the transaction” within the meaning of Item 4(b) of Form S-4, and as a result, these materials are not required by the rules of Form S-4 to be filed as exhibits to the Registration Statement.

In any event, all material information contained in such briefing materials is already summarized in the section entitled “The Merger—Opinion of the Financial Advisor to the Special Committee of the Trimeris Board of Directors” beginning on page 82 of Amendment No. 1, in the case of the analyses provided in connection with the opinion of MTS Securities, and in “The Merger—Background of the Merger” beginning on page 62 of Amendment No. 1 with respect to any other preliminary materials. Therefore, the filing of such materials would be unnecessarily duplicative and would not provide additional material information to assist stockholders in making an informed decision regarding the proposed merger.

44.	Please revise your disclosure to state whether or how you instructed your advisor with respect to this opinion, and whether or not you imposed any limitations on the advisor in connection with the underlying investigation. If no such instructions were given or limitations imposed, please revise your disclosure to so state.

In response to the Staff’s comment, the Company has expanded the discussion on page 85 of Amendment No. 1 to clarify that, other than the guidance provided by the Trimeris Special Committee and by the Company’s senior management, as set forth in the Registration Statement, no instructions were given to or limitations imposed on the advisor in connection with the underlying investigation.

Preliminary Liquidation Analysis, page 80

45.

We note the calculation of liquidation value included a reserve to cover potential future liabilities. We also note the reference to management’s assumption that absent an active company, “Trimeris shareholders would be at a material risk

August 22, 2011

of not collecting optimal future royalty revenue and the discount rate should reflect such increased risk.” Accordingly, in determining liquidation value discount rates of 15% to 25% were applied “commensurate with the increased risk of collecting FUZEON royalties.” Please elaborate on the rationale for using a discount rate ranging from 15% to 25% and tell us whether such range is consistent with liquidation valuations generally and/or situations where reserve funds may be established for contingencies.

In response to the Staff’s comment, the Company has expanded the discussion on page 86 of Amendment No. 1 to clarify the rationale for the discount rates that were used.

In particular, by way of explanation, in the case of a liquidation scenario for the Company, the Company’s senior management would no longer be employed by the Company and would be replaced by a receiver of the liquidation trust. In the case of the Company, where the future revenue stream is dependent on a single party, Roche, the Company’s senior management advised that in liquidation there would be additional risk in the liquidation trust’s management of the ongoing Roche relationship, as the receiver would have little or no knowledge of the arrangement and could be ineffective at resolving any future conflict. This rationale justified the use of a higher discount rate than the 9% to 11% used in the scenarios where the Company was viewed as a going concern.

The inclusion of a reserve for contingencies is unrelated to the use of a higher discount rate. The higher discount rate relates to the increased risk of the Company collecting revenues and being able to resolve any partnership disputes in a liquidation scenario.

Synageva Valuation Analysis, page 81

46.	Please consider a risk factor discussing the fact your fairness opinion evaluated the value of Synageva and the combined company assuming regulatory approval for a product currently in development and estimated revenues from product sales. If you do not believe risk factor disclosure is warranted, please explain the basis for your belief.

The Company respectfully advises the Staff that it does not believe that a risk factor discussing the fact the fairness opinion rendered by MTS Securities evaluated the value of Synageva and the combined company assuming regulatory approval for a product currently in development and estimated revenues from product sales is necessary, as the risks related to the failure to obtain regulatory approval, and ultimately revenues from such product, are already addressed in the Registration Statement.

Under the section entitled “Risks Related to the Combined Company if the Merger is Completed,” is the following risk factor, set forth on page 44 of Amendment No. 1: “If any of the events described in “Risks Related to Trimeris” or “Risks Related to Synageva” occur, those events could cause the potential benefits of the Merger not to be realized.” In the section entitled “Risks Related to Synageva” the following risk factors, among others, already address the risks related to the failure to obtain regulatory approval: (i) “Synageva is largely dependent on the success of its leading product candidate, SBC-102. All of its product candidates, including SBC-102, are still in either preclinical or clinical development. Clinical trials of Synageva’s product candidates may not be

August 22, 2011

successful. If Synageva is unable to commercialize SBC-102, or experiences significant delays in doing so, its business will be materially harmed.”, (ii) “If Synageva’s preclinical studies do not produce positive results, if its clinical trials are delayed or if serious side effects are identified during drug development, Synageva may experience delays, incur additional costs and ultimately be unable to commercialize its product candidates.”, and (iii) “Synageva has not obtained marketing approval, including by the FDA, nor commercialized any of its product candidates.”

Accordingly, the Company does not believe that a separate risk factor stating the fact that the fairness opinion rendered by MTS Securities is based on the assumption of regulatory approval would provide stockholders with any additional information not already set forth in the Registration Statement, under either the section entitled “Risk Factors” or the section entitled “Opinion of the Financial Advisor to the Special Committee of the Trimeris Board of Directors.”

47.	You disclose that Synageva management suggested that, as far as they know, enzyme replacement therapies that made it to human clinical trials have a very high probability of clinical success. Please provide us with Synageva’s basis for this statement and the similar statements on pages 121 and 172.

The Company acknowledges the Staff’s comment and advises the Staff that animal models of lysosomal storage diseases that have been used in development programs of other enzyme replacement therapies have demonstrated predictability of clinical efficacy, as described in the references listed below. In addition, neither the Company nor Synageva are aware of any examples where publicly disclosed preclinical efficacy data in an animal model of a lysosomal storage disease has failed to predict clinical efficacy in subsequent human trials. The Company is providing a copy of each of the references listed below with this letter, which copies are included behind Tabs 3 through 6 of the Supplemental Binder.

•	Shull RM, et al., Enzyme replacement in a canine model of Hurler syndrome. Proc Natl Acad Sci USA. 1994; 91:12937–41.

•	Byers S, et al., Enzyme replacement therapy in a feline model of MPS VI: modification of enzyme structure and dose frequency. Pediatr Res. 2000; 47:743–9.

•	Kikuchi T, et al., Clinical and metabolic correction of Pompe disease by enzyme therapy in acid maltase-deficient quail. J Clin Invest. 1998; 101:827–33.

•	Ioannou YA, et al., Fabry disease: preclinical studies demonstrate the effectiveness of a-galactosidase A replacement in enzyme-deficient mice. Am J Hum Genet. 2001; 68:14–25.

48.	You disclose that Trimeris’ senior management advised MTS Securities to apply probability of success adjustments of 20%, 45%, and 70% to the Synageva projections based on the outcome of technical and regulatory due diligence to account for the risk associated with achieving Synageva management forecasts. In addition, to account for potential risk associated with the size of the commercial market of SBC-102, Trimeris’ senior management instructed MTS Securities to develop a forecast scenario whereby revenue is decreased by 20%, 40%, and 60% without reducing the related research and development spending required for approval of SBC-102. Please elaborate on how Trimeris’ management arrived at these percentages.

August 22, 2011

In response to the Staff’s comment, the Company has expanded the discussion on page 87 of Amendment No. 1 to disclose how the Company’s management arrived at the percentages for the probability of success adjustments and how the Trimeris Special Committee arrived at the decrease in percentages for the revenue forecasts.

Methodology for Estimating Probability of Success (POS) Adjustments, page 81

49.	Based on your disclosures, it appears that MTS Securities did not calculate a probably of success adjustment, but was instructed to use specific percentages determined by Trimeris’ senior management. If true, please disclose that MTS Securities did not calculate the probability of success adjustment, was instructed to use specific percentages determined by Trimeris’ senior management and why it did not believe that this calculation was necessary for their analysis of fairness. Please also consider adding a risk factor that addresses the risks associated with Trimeris’ senior management solely determining this adjustment.

In response to the Staff’s comment, the Company has expanded the discussion on page 88 of Amendment No. 1 to clarify the sources of the probability of success scenarios.

With respect to the Staff’s comment as to why MTS Securities did not believe that a calculation of the probability of success by MTS Securities was necessary, the Company respectfully advises the Staff that MTS Securities does not calculate such adjustments and instead relies on management to provide such information. The actual calculation of the probability of success adjustments is a result of extensive scientific, development, technical and regulatory due diligence performed by the Company and its consultants, as well as the Company’s senior management’s experience in the pharmaceutical industry and commercialization of products. Such calculations are not made by MTS Securities, but rather used by MTS Securities as one of several inputs in conducting its analyses for purposes of rendering its fairness opinion.

The Company acknowledges the Staff’s comment regarding the addition of a risk factor that addresses the risks associated with the Company’s senior management solely determining this adjustment and respectfully advises the Staff that it does not believe such a risk factor is necessary, as the risks related to the future results of the combined company are already addressed under the section entitled “Risks Related to the Combined Company if the Merger is Completed” beginning on page 39 of Amendment No. 1. Additionally, the disclosures in the section entitled “The Merger—Opinion of the Financial Advisor to the Special Committee of the Trimeris Board of Directors” beginning on page 82 of Amendment No. 1 expressly indicate that the probability of success adjustments were determined by the Company’s senior management and, in response to comment number 48, also set forth how management arrived at such percentages.

Public Trading Comparable Companies Analysis, page 82

50.	Please disclose the market value, enterprise value, and the multiples for each of the comparable companies selected for review in the analyses.

August 22, 2011

In response to the Staff’s comment, the Company has disclosed on page 88 of Amendment No. 1 the market value, enterprise value, and the multiples for each of the comparable companies selected for review in the analyses.

51.	Please disclose whether MTS Securities applied a discount to account for the fact that Synageva is not a publicly traded company. If so, please disclose the amount of the discount and how such discount was determined. If not, please disclose why MTS Securities did not believe a discount was necessary.

In response to the Staff’s comment, the Company has expanded the discussion on page 88 of Amendment No. 1 to note that no special private company discount rate was applied.

MTS Securities’ determination of the valuation of Synageva for purposes of its analysis was based on many factors. In utilizing the universe of public comparable companies as a basis for determining an appropriate valuation range for Synageva, MTS Securities did not think it was necessary to apply a special discount to account solely for Synageva being a private company. However, as noted elsewhere in the Registration Statement, this factor was one of the factors that was taken into account in determining the appropriate valuation range.

Forward Discounted Revenue Multiple Analysis, page 82

52.	Please disclose the market value, enterprise value, revenue multiple and the incremental number of years for each of the comparable companies selected for review in the analyses.

In response to the Staff’s comment, the Company has revised the disclosure on page 88 of Amendment No. 1 to include the market value, enterprise value, and revenue multiple, but did not include the incremental number of years because, as noted in this section, only the 2011 amounts were used.

53.	Please explain why MTS Securities chose to apply a discount rate that is commensurate with the cost of capital for profitable biotechnology companies.

The Company respectfully advises the Staff that MTS Securities chose to apply a discount rate that is commensurate with the cost of capital for profitable biotechnology companies because, through its valuation approaches, MTS Securities had bifurcated the risk of development and commercialization by applying a probability of success adjustment to the forecast, thus isolating the remaining risk to commercial risk only, which was accounted for by applying the cost of capital (9% to 11%) for profitable biotechnology companies. Accordingly, the Company respectfully submits that no further explanation of the foregoing in the Registration Statement is necessary or helpful.

Discounted Cash Flow Analysis, page 83

54.	Please disclose the terminal value, P/E multiples and revenue multiples for each of the comparable companies selected for review in the analyses.

August 22, 2011

In response to the Staff’s comment, the Company has disclosed on page 89 of Amendment No. 1 the terminal value, P/E multiples and revenue multiples for each of the comparable companies selected for review in the analyses.

Material U.S. Federal Income Tax Consequences of the Merger, page 97

55.	Please revise the discussion in the first paragraph to indicate the discussion that follows is a summary of the “material” tax consequences rather than “certain” tax consequences.

In response to the Staff’s comment, the Company has revised the discussion on page 103 of Amendment No. 1 to indicate that the discussion is a summary of the “material” tax consequences of the merger rather than “certain” tax consequences.

Voting Agreements, page 116

56.	We note that Ten Partners and Chris Heberlig entered into a voting agreement with Trimeris and Synageva. We also note that these persons are not included in the Synageva Security Ownership of Beneficial Owners and Management section on page 210. Please provide us with a detailed analysis which supports your conclusion that the voting agreements with these persons are consistent with the first bullet point identified in Securities Act Forms CDI 225.10.

The Company acknowledges the Staff’s comment and advises the Staff that the voting agreements with Ten Partners and Chris Heberlig are consistent with Securities Act Forms CDI 225.10. Ten Partners is a holding company owned by the Tisch Investors, identified in the Synageva Security Ownership of Beneficial Owners and Management section on page 220 of Amendment No. 1, and their affiliates. As of June 13, 2011, Ten Partners held shares of Synageva common stock which were subsequently distributed to its owners and are included in the holdings of the Tisch Investors listed in the ownership table. Chris Heberlig is the principal accounting officer of Synageva and will be the principal accounting officer of the combined company, and his execution of the voting agreement is therefore consistent with the referenced CDI.

Information About the Companies

Synageva BioPharma Corp., page 120

57.	You disclose here and on page 171 that Synageva’s proprietary protein production platform has proven its ability to address these difficulties in multiple instances and potentially provides a unique opportunity for Synageva in the rare disease space. Please provide your basis for the statement that the platform has “proven” this ability.

In response to the Staff’s comment, the Company has revised the disclosure on pages 127 and 179 of Amendment No. 1 to remove references to the “proven” ability of Synageva’s proprietary protein production platform.

August 22, 2011

Trimeris Proposals

Trimeris Proposal No. 2

Reasons for the Reverse Stock Split, page 130

58.	Please expand the discussion to indicate who will actually determine the ratio for the reverse stock split. In this regard, we note Section 4.4 of the Agreement and Plan of Merger and Reorganization provides that Synageva will determine the fractional number for the reverse stock split. Please similarly revise Proposal No. 3.

In response to the Staff’s comment, the Company has expanded the discussion on page 135 of Amendment No. 1 to indicate who will actually determine the ratio for the reverse stock split. Also in response to the Staff’s comment, on page 141 of Amendment No. 1, the Company has similarly revised Proposal No. 3.

59.	We note the merger agreement requires NASDAQ Global Market listing and the reverse stock split is expected to increase Trimeris stock price so that the combined company is able to meet initial listing requirements. Please expand the discussion to indicate the criteria, if any, for the ratio to be used for the reverse stock split. For example, do you intend to use a ratio that may result in an approximate $4 per share price or a larger ratio in an attempt for a higher price per share subsequent to the reverse stock split.

In response to the Staff’s comment, the Company has expanded the discussion on page 136 of Amendment No. 1 to indicate Synageva’s intentions with respect to the selection of the ratio to be used for the reverse stock split.

60.	We note the last sentence of the overview section of this proposal states “the approval of the Reverse Stock Split Proposal is necessary to enable Trimeris to issue the required number of shares of Trimeris common stock issuable to Synageva stockholders in connection with the merger.” This consideration is not described in the section entitled “Reasons for the Reverse Stock Split.” Please advise or revise.

In response to the Staff’s comment, the Company has deleted the last sentence of the overview section and has revised the disclosure on page 140 of Amendment No. 1 to indicate that the approval of the Reverse Stock Split Proposal may be necessary to enable the combined company to become listed on the NASDAQ Global Market.

Effects of the Reverse Stock Split, page 131

61.	We note the reverse stock split will increase the number of unissued shares relative to issued shares. Please expand the discussion to state whether you have any plan, commitment, arrangement, understanding, or agreement, written or oral, regarding the issuance of common stock subsequent to the increase of authorized shares as a result of the reverse stock split, other than in connection with the proposed merger.

In response to the Staff’s comment, the Company has expanded the discussion on page 137 of Amendment No. 1 to indicate that the Company has no plan, commitment, arrangement, understanding, or agreement, written or oral, regarding the issuance of common stock subsequent to the increase of authorized shares as a result of the reverse stock split, other than in connection with the proposed merger and upon exercise of outstanding options of the Company.

August 22, 2011

Trimeris Proposal No. 3, page 135

62.	Please expand the discussion to indicate the criteria, if any, for determining the number of additional shares that will be authorized. In this regard, we note the additional authorized shares that may result if the proposal for a reverse stock split is approved.

In response to the Staff’s comment, the Company has revised the disclosure on page 141 of Amendment No. 1 to indicate the criteria for determining the number of additional shares that will be authorized.

63.	We note the statement that other than the shares issuable in the merger, the Trimeris board has no other plans to issue the additional shares of common stock. Since Section 4.4 of the Agreement and Plan of Merger and Reorganization provides for the number of increased authorized shares to be determined by Synageva, please expand the discussion to state whether Synageva has any plan, commitment, arrangement, understanding, or agreement, written or oral, regarding the issuance of common stock subsequent to the increase of authorized shares, other than in connection with the proposed merger.

In response to the Staff’s comment, the Company has expanded the discussion on page 141 of Amendment No. 1 to indicate that Synageva has no plan, commitment, arrangement, understanding, or agreement, written or oral, regarding the issuance of common stock subsequent to the increase of authorized shares, other than in connection with the proposed merger and upon exercise of outstanding options and warrants of Synageva which will be assumed by the Company upon completion of the merger.

Synageva’s Business, page 171

64.	The connection, if any, between the relationships of Synageva’s management with key experts in the disease field and the commercial success of Synageva appears unclear. Please advise or revise throughout your registration statement.

In response to the Staff’s comment, the Company has revised the disclosure on pages 127 and 179 of Amendment No. 1 to clarify the connection, if any, between the relationships of Synageva’s management with key experts in the disease field and the commercial success of Synageva.

65.	Please delete your statement suggesting the market for your proposed product relative to the products referenced. In this regard, we note your current stage of development and the absence of the basis for the statements made. In addition, we also note your statement on page 180 concerning the commercial potential for your most advanced program.

In response to the Staff’s comment, the Company has deleted the statements on pages 127 and 179 of Amendment No. 1 suggesting the market for Synageva’s proposed product relative to the products referenced and concerning the commercial potential

August 22, 2011

for Synageva’s most advanced program. Also in response to the Staff’s comment, the Company has deleted the statement on page 188 of Amendment No. 1 concerning the commercial potential for Synageva’s most advanced program.

66.	We note the statement concerning the number of individuals per million that are affected by LAL Deficiency. We also note the study was conducted in Western Europe. Please expand your disclosure to note whether there are any variations or potential variations in this incidence rate based on continent, racial, cultural or other factors. We may have additional comments.

In response to the Staff’s comment, the Company has revised the disclosure on pages 180 and 182 of Amendment No. 1 to reference literature that indicates LAL Deficiency has been reported in a number of countries.

67.	We note that LAL Deficiency is a lysosomal storage disorder and you have referred to several other lysosomal storage disorders such as Gaucher Disease, Fabry Disease and Pompe Disease. Please clarify whether you intend to develop SBC-102 for the treatment of these diseases.

The Company acknowledges the Staff’s comment and advises the Staff that as a highly specific and targeted therapy, SBC-102 is intended to affect the mechanisms involved in the development of clinical manifestations of LAL Deficiency. This product has no anticipated benefits for the treatment of other lysosomal storage disorders and, as such, Synageva has no current plans to evaluate SBC-102 as a treatment for indications other than LAL Deficiency.

68.	We note your statements in the second paragraph on page 174 and your statements in the sections “Early Onset LAL Deficiency” and “Late Onset LAL Deficiency.” Please revise your disclosure to identify the article, study or report that supports the facts noted.

In response to the Staff’s comment, the Company has revised the disclosure on page 183 of Amendment No. 1 to expand the disclosure to identify the literature that supports the facts noted.

Clinical Development, page 178

69.	Please expand the discussion concerning the infant receiving SBC-102 treatment to indicate the date and age of the infant when treatment began.

In response to the Staff’s comment, the Company has revised the disclosure on page 186 of Amendment No. 1 to expand the discussion concerning the infant receiving SBC-102 treatment to indicate the date and age of the infant when treatment began.

70.	Please disclose the number of eligible patients Synageva has enrolled in trial to date.

August 22, 2011

In response to the Staff’s comment, the Company has revised the disclosure on page 187 of Amendment No. 1 to disclose the number of eligible patients Synageva has enrolled in the trial to date.

71.	Please disclose when Synageva intends to initiate the trial to evaluate the safety and efficacy of SBC-102 in both adults and children with late onset LAL Deficiency.

The Company acknowledges the Staff’s comment and advises the Staff that the timing of initiation of the clinical study of safety and efficacy of SBC-102 in adults and children with late onset LAL Deficiency is dependent upon regulatory feedback from the FDA after their review of initial safety and pharmacokinetic data from the Phase I/II study in adults. In response to the Staff’s comment, the Company has revised the disclosure on page 187 of Amendment No. 1 to disclose Synageva’s current expectation as to when this study may be initiated.

Commercialization, page 180

72.	You disclose that Synageva has worked with a leading medical laboratory to make kits available for performing a diagnostic test for late onset LAL Deficiency. Please disclose whether FDA approval of the diagnostic test is necessary for the commercial use of the test. If so, please disclose whether Synageva intends to seek this approval.

The Company acknowledges the Staff’s comment and advises the Staff that the LAL enzyme assay diagnostic test and genetic sequencing for a lipase A, lysosomal acid, cholesterol esterase (LIPA) mutation are currently available in several clinical laboratory improvement amendment (CLIA) certified laboratories. In response to the Staff’s comment, the Company has revised the disclosure on page 188 of Amendment No. 1 to clarify that Synageva provides information as to the laboratories that conduct these tests but does not directly provide these tests.

Patents and Proprietary Rights, page 183

73.	Please describe the material terms of any license agreements into which Synageva has entered with regard to its intellectual property. Please identify the licensor and include the following information, to the extent applicable:

•	The amounts paid to date;

•	The aggregate potential milestone payments;

•	The percentage range of royalties;

•	Term; and

•	Termination provisions.

In response to the Staff’s comment, the Company has revised the disclosure on pages 191 and 192 of Amendment No. 1 to describe the material terms of Synageva’s license agreements.

August 22, 2011

Trimeris Security Ownership of Certain Beneficial Owners and Management, page 208

74.	Please identify the natural person(s) with investment or voting power of the securities held by Healthcor.

The Company respectfully advises the Staff that it has revised the disclosure in footnote number one of the Company’s beneficial ownership table on page 218 of Amendment No. 1 to identify the natural persons with investment and voting power of the securities held by HealthCor.

Synageva Security Ownership of Certain Beneficial Owners and Management, page 210

75.	Please identify the natural person(s) with investment or voting power of the securities held by New Leaf Ventures and Tullis Dickerson Affiliates.

In response to the Staff’s comment, the Company has revised the disclosure on page 221 of Amendment No. 1 to identify the natural person(s) with investment or voting power of the securities held by New Leaf Ventures and Tullis Dickerson Affiliates.

Unaudited Pro Forma Condensed Combined Financial Statements

Notes to Unaudited Pro Forma Condensed Combined Financial Statements

1. Description of Transactions and Basis of Presentation

Basis of Presentation, page 223

76.	Please revise your disclosure related to the merger to address the following:

•	Indicate, if true, that the business combination will be accounted for under the acquisition method, as described in ASC 805-10-05-4, and not the purchase method.

•

It appears that reference to the allocation of the purchase price is inconsistent with ASC 805-20. Under ASC 805-20, the acquirer generally should measure the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree at acquisition date fair value. Please revise your disclosure, as appropriate.

•

It appears that the pro forma amounts are preliminary. If the transaction is structured in such a manner that significantly different results may occur, provide additional pro forma presentations that give effect to the range of possible results. The additional results may be of equal prominence or lesser, depending on the facts and circumstances. Refer to Rule 11-02(b)(8) of Regulation S-X.

The Company acknowledges the Staff’s comment and respectfully advises the Staff that the business combination will be accounted for under the acquisition method and the Company has revised the disclosure on pages 26, 228 and 232 to reflect that the business combination will be accounted for under the acquisition method. In response to the Staff’s comment, the Company has revised the disclosure on page 233 of Amendment No. 1 related to the allocation of the purchase price to be consistent with ASC 805-20. With respect to the third bullet in the Staff’s comment, the Company does not believe the transaction is structured in such a manner that significantly different results may occur, so the Company has revised the disclosure on page 234 of Amendment No. 1, but has not added additional pro forma presentations to the Registration Statement.

August 22, 2011

77.	It appears that the settlement transaction with Roche presented in your pro forma financial statements is not related to the merger agreement with Synageva. Please remove pro forma adjustments (F) and (D) and all references related to the Roche settlement agreement or provide us an analysis that supports your presentation under Article 11 of Regulation S-X.

In response to the Staff’s comment, the Company has revised the disclosure on page 234 of Amendment No. 1 to remove pro forma adjustments (F) and (D) and all references related to the Roche settlement agreement.

3. Pro Forma Adjustments, page 225

78.	Regarding pro forma adjustment (B), please remove the reference to “...and records the estimated fair value of acquired identifiable intangible assets arising from the merger” as it appears pro forma adjustment (C) represents the adjustment.

In response to the Staff’s comment, the Company has revised the disclosure on page 234 of Amendment No. 1 to remove the reference to “…and records the estimated fair value of acquired identifiable intangible assets arising from the merger.”

Synageva BioPharma Corp.

Report of Independent Registered Public Accounting Firm, page F-38

79.	Please have your auditors provide you with a revised audit report that indicates the city and state where issued in compliance with Article 2-02(a) of Regulation S-X.

In response to the Staff’s comment, Synageva’s auditors have provided a revised audit report that indicates the city and state where issued and the Company has revised the disclosure on page F-38 of Amendment No. 1 to indicate the city and state where issued.

Synageva BioPharma Corp

Interim Financial Statements

5. Convertible Notes and Convertible Preferred Stock

Convertible Notes, page F-69

80.	Please provide us with your analysis under ASC 815 to explain why the embedded conversion option is not separated from the debt.

The Company acknowledges the Staff’s comment and respectfully advises the Staff that under the criterion in ASC 815-15-25-1(c), an embedded derivative would be bifurcated from the host instrument and require separate accounting only if a separate instrument with the same terms as the embedded conversion option would meet the definition of a derivative. A derivative is an instrument that meets all of the criteria under ASC 815-10-15-83. Under the net settlement criteria, a contract would be considered to have a net settlement feature if it can be contractually settled at its maturity through an exchange of cash instead of through the physical delivery of the referenced asset (in this case Series D-2 Preferred Stock of Synageva), it can be readily settled net

August 22, 2011

by a means outside the contract or it provides for delivery of an asset that puts the recipient in a position not substantially different from net settlement. There is no net settlement feature through contract terms or a market mechanism and the Series D-2 Preferred Stock of Synageva that would be delivered upon conversion is not readily convertible to cash as Synageva is not a public company. Therefore the net settlement criteria are not met and the conversion feature does not meet the definition of a derivative.

Opinion of Financial Advisor – Annex D

81.	The fairness opinion and its summary in the registration statement includes the following disclosure:

It is understood that our opinion set forth below is for the information of the Special Committee of the Board of Directors of Trimeris in connection with its consideration of the Merger and may not be used for any other purpose without our prior written consent. All advice and opinions (written and oral) rendered by us are intended for the use and benefit of the Special Committee of the Board of Directors of Trimeris, and they may not be used for any other purpose without our prior written consent, except that a copy of this letter may be included in any filing Trimeris is required to make with the U.S. Securities and Exchange Commission in connection with the Merger to the extent the inclusion and distribution of this letter is required by law and so long as this letter is included in such filing in its entirety and the form of any description of or reference to us or our opinion set forth below or any analyses undertaken by us is approved by us in advance of such filing.

The limitation on reliance by shareholders contained in the fairness opinion provided by MTS Securities could be interpreted as a disclaimer to your shareholders’ ability to rely on this opinion and is, in the opinion of the Staff, inconsistent with the disclosures relating to the opinion and should be deleted. Alternatively, if you wish to retain this limitation, you must include in your registration statement the following language:

•

A statement disclosing the basis for MTS’ belief that shareholders cannot rely upon the fairness opinion to support any claims against MTS arising under applicable state law (e.g. the inclusion of an express disclaimer in MTS’ engagement letter with you);

•

A description of any applicable state law authority regarding the availability of such potential defense or, in the absence of such authority, a statement that the availability of such defense will be resolved by a court of competent jurisdiction;

•	A statement that the resolution of the question of the availability of such a defense will have no effect on the rights and responsibilities of the board of directors under applicable state law; and

•	A statement that the availability of such a state law defense to MTS would have no effect on the rights and responsibilities of either MTS or the board of directors under the federal securities laws.

In response to the Staff’s comment, MTS Securities has reissued its opinion letter, effective as of June 12, 2011 (the date of its opinion), solely to delete any limitation language noted by the Staff in its comment that might have been read as a limitation on the reliance by shareholders. The Company and MTS Securities believe that the language in the restated opinion is customary for opinions of financial advisors in similar transactions where the fairness opinion has been reviewed and approved by the Staff. The restated opinion letter is included as Annex D to Amendment No. 1. None of the language that might have been read as a limitation on the reliance by shareholders that has been deleted from the opinion letter appeared in the section “Opinion of the Financial Advisor to the Special Committee of the Trimeris Board of Directors.”

* * * * * * * * * *

August 22, 2011

The Company respectfully requests the Staff’s assistance in completing the review of Amendment No. 1 as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding Amendment No. 1 or this response letter to the undersigned at (858) 458-3035 or Carl Sanchez at (858) 458-3030.

Sincerely,

/s/ Elizabeth A. Razzano

Elizabeth A. Razzano

for PAUL HASTINGS LLP

Enclosures

cc:	Martin Mattingly, Trimeris, Inc.
James Thomas, Trimeris, Inc.
Carl R. Sanchez, Paul Hastings LLP
Mark Rubenstein, Ropes & Gray LLP
Andrew Sung, Ropes & Gray LLP